Financial Instruments with Preferred Rights - Key Valuation Assumptions Used to Determine Fair Value of Financial Instruments with Preferred Rights (Details) - Financial Instruments with Preferred Rights
	Dec. 31, 2020	Dec. 31, 2019
DLOM | Bottom of range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Significant unobservable input, financial instruments with preferred rights	0.140	0.258
DLOM | Top of range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Significant unobservable input, financial instruments with preferred rights	0.258	0.307
Expected Volatility | Bottom of range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Significant unobservable input, financial instruments with preferred rights	0.640	0.550
Expected Volatility | Top of range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Significant unobservable input, financial instruments with preferred rights	0.751	0.600
Risk-Free Interest Rate | Bottom of range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Significant unobservable input, financial instruments with preferred rights	0.001	0.017
Risk-Free Interest Rate | Top of range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Significant unobservable input, financial instruments with preferred rights	0.002	0.023